Note 4 - Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4 – PROPERTY AND EQUIPMENT

The following is a summary of property, plant, and equipment – at cost, less accumulated depreciation:

	2014	2013
Land (a)	$945,180	$945,180
Land improvements	164,758	164,758
Buildings	3,308,465	631,299
Mining equipment	1,684,197	1,569,635
Milling equipment	2,620,300	333,594
Laboratory equipment	594,451	65,934
Office equipment	72,174	60,992
Vehicles	148,673	140,002
	9,538,198	3,911,394
Less: Accumulated depreciation	2,482,324	1,317,958
	7,055,874	2,593,436
Construction in progress (b)	-	3,438,113
Total	$7,055,874	$6,031,549

(a)	Includes the Atlas Mine near Mullan, Idaho with a carrying value of $445,180 (Note 3), and the Dragon Mine with a carrying value of $500,000.

(b)	Represents investments in a new plant facility and related equipment at the mine site, which were transferred to the respective accounts in 2014.

The Company is using a five-year depreciation schedule with respect to its new processing plant that was commissioned in 2014.  The five-year depreciation schedule is a change from the 40 years utilized for the building and 7 years utilized for the equipment relating to the new processing plant in the quarterly financial statements for the quarters ended March 31, June 30 and September 30, 2014.  This change in useful life resulted in $587,427 of additional depreciation expense, which was recorded during the fourth quarter of 2014.  The impact of the change in the depreciation schedule did not have a material impact on the consolidated financial statements for the three quarters previously reported on Form 10-Q.